Note 1 - Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	2022	2021
Options outstanding	24,380	23,215
Warrants outstanding	10,346	10,346
Shares underlying convertible notes	32,734	20,157
	67,460	53,718